Consolidated Statements of Financial Position - USD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Current assets
Cash	$ 34,097	$ 23,856
Bonds and money market funds	6,290	9,214
Trade and other receivables	13,023	12,045
Tax credits and grants receivable	524	299
Income taxes receivable	4	0
Deferred tax assets	29	0
Inventories	6,066	19,688
Prepaid expenses and deposits	3,154	7,665
Derivative financial assets	110	603
Total current assets	63,297	73,370
Non-current assets
Property and equipment	1,206	1,494
Right-of-use-assets	770	1,595
Intangible assets	12,496	15,009
Deferred financing costs	0	1,792
Total non-current assets	14,472	19,890
Total assets	77,769	93,260
Current liabilities
Accounts payable and accrued liabilities	28,471	41,065
Provisions	9,603	7,517
Convertible unsecured senior notes	0	26,895
Current portion of Loan Facility	7,286	37,894
Current portion of lease liabilities	421	476
Marathon Warrants	1,475	0
Income taxes payable	0	394
Deferred revenue	38	38
Total current liabilities	47,294	114,279
Non-current liabilities
Loan Facility	50,688	0
Lease liabilities	573	1,446
Other liabilities	84	106
Total non-current liabilities	51,345	1,552
Total liabilities	98,639	115,831
Equity
Share capital, warrants and subscription receipts	363,927	338,751
Equity component of convertible unsecured senior notes	0	2,132
Contributed surplus	23,178	18,810
Deficit	(408,659)	(382,649)
Accumulated other comprehensive income	684	385
Total equity	(20,870)	(22,571)
Total liabilities and equity	$ 77,769	$ 93,260